Income tax and deferred taxes - Deferred Tax Assets and Liabilities in the Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Deferred tax assets	$ 176,003	$ 157,564
Deferred tax liabilities	(311,213)	(298,379)
Total	$ (135,210)	$ (140,815)	$ (92,452)